Revenues, Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Revenues [Abstract]
Recognized revenues		SFr 111,026	SFr 7,194	SFr 20,255
2014 Agreement with Janssen Pharmaceuticals [Member]
Revenues [Abstract]
Recognized revenues		SFr 1,173	2,157	1,239
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement		90 days
Cumulative payments received					SFr 25,900
Milestone payment received	SFr 4,900
Up-front consideration received					25,900
Recognized revenues		SFr 1,200	SFr 2,200	SFr 1,200
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Bottom of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value					SFr 500,000
Total potential collaboration agreement value remaining		SFr 458,000